Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Demand	$ 563,622	$ 510,719
Notice	83,700	79,302
Term	437,556	421,864
Total deposits	1,084,878	1,011,885
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	204,925	182,745
Notice	62,952	61,761
Term	90,623	98,546
Total deposits	358,500	343,052
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	345,285	315,472
Notice	19,911	16,585
Term	315,217	292,254
Total deposits	680,413	624,311
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	13,412	12,502
Notice	837	956
Term	31,716	31,064
Total deposits	45,965	44,522
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	563,622	510,719
Notice	83,700	79,302
Term	437,556	421,864
Total deposits	1,084,878	1,011,885
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	146,620	123,402
Notice	7,776	7,390
Term	809	368
Total deposits	155,205	131,160
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	308,511	287,046
Notice	19,674	19,036
Term	314,159	310,492
Total deposits	642,344	616,574
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	51,082	43,831
Total deposits	51,082	43,831
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,816	7,190
Notice	55,491	52,046
Term	71,033	57,037
Total deposits	133,340	116,273
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	527	654
Total deposits	527	654
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	36,229	33,810
Notice	759	830
Term	37,895	37,250
Total deposits	74,883	71,890
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,560	7,372
Total deposits	7,560	7,372
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,277	7,414
Term	13,660	16,717
Total deposits	$ 19,937	$ 24,131